S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) shares
No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 100,632,904
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,833,333
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 115,727,304
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,908,333
Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 75,632,904
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,333,333
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 86,977,304
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,033,333
Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 50,632,904
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,833,333
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 58,227,304
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,158,333
Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 25,632,904
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,333,333
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 29,477,304
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,283,333
Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 632,904
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (128,099)
Net Tangible Book Value, Adjusted | $	$ 727,304
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,408,333
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 100,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	115,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	100,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	115,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	100,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	115,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	100,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	115,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	100,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	115,750,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	105,403
Overallotment Liability [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(94,400)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(94,400)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(94,400)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(94,400)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(94,400)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(25,000,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(28,750,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (115,000,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,833,333
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Representative shares issued [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	500,000
Representative shares issued [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	575,000
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	500,000
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	575,000
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	500,000
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	575,000
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	500,000
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	575,000
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	500,000
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	575,000
Ordinary shares offered [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares redeemed [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(2,500,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(2,875,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)